UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  November 30, 2008

Item 1. Reports to Stockholders.

Annual Report

November 30, 2008

Investment Adviser

Thunderstorm Mutual Funds, LLC
101 Federal Street, Suite 1900
Boston, MA 02110

Phone: 1-877-6-DORFMAN
www.dorfmanvalue.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	6
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENT OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	17
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
ADDITIONAL INFORMATION	24

Dear Fellow Shareholder,

Dorfman Value Fund outperformed the Standard & Poor’s 500 Stock Index in fiscal 2008, but still suffered major losses.  During 2008, the Standard & Poor’s 500 Index suffered its biggest annual decline since 1931.  The U.S. was dealing with a financial crisis, a recession, and a slow-motion crash in the stock market, while also electing a new President.

We believe there were three principal reasons why the fund outperformed the S&P 500 for the full year 2008:

•	We held an above-normal cash position for most of the year.

•	Our pharmaceutical stocks held up reasonably well, meaning that they declined less than the overall market.

•	We took some profits at mid-year in energy and metals.

Though we beat the index, we were far from satisfied with our results for 2008.  We failed to protect investor capital in the bear market as well as we would have liked.  I believe our biggest mistake was having too many cyclical stocks in the portfolio.  That was unwise in light of the severity of the recession now in progress.  I underestimated the force of the recession.  When the year began, I wasn’t convinced that we were in a recession.  At mid-year I thought it would be a normal recession.  Now it is turning out to be a ferocious economic downturn.

The fund had a good first half and a bad second half in 2008.  Energy and metals stocks, which propelled first half performance, were major culprits in the second-half slide.   At mid-year we sold a fraction of our holdings in the energy and metals groups, and it is fortunate that we did.  However, we retained significant holdings in those groups.

For the fund’s fiscal year, the 11 months through November 30, 2008, the fund lost 34.80% while the S&P 500 declined 37.66% (including reinvested dividends).

The U.S. economic recession began in December 2007.  As we entered 2009, the recession was already 13 months old.  This may be significant because the two longest recessions since World War II have each lasted 16 months.  Granted, the current recession seems unusually severe.  Still, my current expectation is that we should begin to see an economic recovery at some point in 2009.  For the stock market, which usually moves three to nine months ahead of the economy, I am hopeful that most of the pain is over.

Developments in 2008
Dorfman Value Fund was launched primarily through a roll-up of 55 separate accounts previously managed by Thunderstorm Capital LLC.   Capital gains and losses for fund shareholders were affected in 2008, and may continue to be affected for several years, by gains or losses from the original cost basis of the separate accounts involved in the roll-up.

As mentioned in the fund’s prospectus, the fund generally strives for a roughly equal balance of large-cap, mid-cap and small-cap equities.  For the most part, the accounts in the roll-up were heavily invested in mid-capitalization (medium-sized) stocks.

At birth, the fund owned only four large-capitalization stocks:  Apache, Devon, AU Optronics and Electronic Data Systems.  Apache and Devon remain in the portfolio.  We sold Electronic Data Systems and AUO Optronics during 2008.  During 2008, we added nine large-cap stocks to the mix.  They are Berkshire Hathaway, Carnival, General Dynamics, Goldman Sachs, Merck, Microsoft, Mosaic, Pfizer and Time Warner.  Early in the year we also purchased shares in Bear Stearn & Co., but sold them at a loss when Bear Stearns was acquired by J.P. Morgan in a shotgun wedding arranged by the federal government.

Now our large-cap roster is full.  During 2009 I expect to add to our roster of small-stock holdings.  As the year 2009 began, the fund’s small-cap stocks included Baldwin Technologies (printing supplies), Banco Latinoamericano (a bank that finances imports and exports in Latin America), Cal-Maine Foods (eggs), Ceradyne (specialized ceramics and body armor), Freightcar America (coal-carrying railcars), Oshkosh (military transport vehicles, fire engines and cement mixers), OM Group (metal powders and cobalt), Twin Disk (large boat transmissions), and Tsakos Energy navigation (oil tankers).

One of my favorite industries currently is the drug industry.  In my view, drug stocks have some defensive characteristics, in that people continue to take medicine during recessions at a pace not too much different than in good times.  They have attractive dividend yields, especially Pfizer, which yields 7%.  And I believe they have capital appreciation potential, especially now that many of them have declined six years in a row.  I refuse to believe that these companies have completely lost their research prowess, as many investors seem to think.  As of December 31, our three biggest equity holdings were pharmaceutical stocks — AstraZeneca, Merck and Pfizer.

Fund Facts
As of December 31, Dorfman Value Fund’s had 81 shareholder accounts and net assets of $9.1 million.

Portfolio Strategy
During most of 2008 Dorfman Value Fund held a substantial cash reserve.  In October and November, we redeployed some of our cash reserve into stocks.  Subject to change, our plan is to run with more normal cash levels during 2009.

We remain overweight financial stocks, but not as heavily as in early 2008.  In the bear market of 2008, valuations on many stocks have fallen into an attractive range.  I have used this opportunity to broaden and diversify our holdings.

We remain underweight consumer discretionary and consumer staples stocks, as we still believe the U.S. consumer is strained by falling home prices and high debt.

Most of the investors in Dorfman Value Fund have stayed the course through an extraordinarily difficult year, and I want to express my appreciation.  In addition to valuing their loyalty, I also believe they are doing the right thing.  More than half of my personal securities portfolio is invested in Dorfman Value Fund.  In 2008 I shared the bad times with all of you.  It is my hope that we will share a more constructive investment experience in 2009.

Cordially,

John Dorfman
Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not intended to be a forecast or future events, a guarantee of future results, nor investment advice.

Please refer to the prospectus for important information about the investment company including objectives, risks, charges, and expenses. Read and consider it carefully before investing. You may obtain a hard copy of the prospectus by calling 1-888-6-DORFMAN, or by visiting www.dorfmanvalue.com.

Mutual fund investing involves risk. Principal loss is possible.  The fund will invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The fund will invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.  For a complete list of the fund’s holdings, please refer to the Schedule of Investments found on page 10 in this report. Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The Dorfman Value Fund is distributed by Quasar Distributors, LLC.  1/09

Dorfman Value Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/08–11/30/08.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dorfman Value Fund
Expense Example (Continued)
(Unaudited)

	Dorfman Value Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2008-
	June 1, 2008	November 30, 2008	November 30, 2008*
Actual	$1,000.00	$622.10	$8.07
Hypothetical (5% return
before expenses)	1,000.00	1,015.05	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Dorfman Value Fund
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation.

Sector Breakdown
% of Investments

Total Returns as of November 30, 2008

	Dorfman	S&P 500
	Value Fund	Index
Three Months	(31.80)%	(29.65)%

Since Inception (12/31/07)	(34.80)%	(37.66)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-6-DORFMAN or by visiting our web site, www.dorfmanvalue.com.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Continued

Dorfman Value Fund
Investment Highlights (Continued)
(Unaudited)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Dorfman Value Fund

Schedule of Investments

November 30, 2008

	Shares	Value
Common Stocks 93.93%
Aerospace & Defense 1.78%
Alliant Techsystems, Inc. (a)	30	$2,466
Ceradyne, Inc. (a)	3,000	78,780
Ladish, Inc. (a)	5,300	87,821
		169,067
Auto Components 2.63%
Autoliv, Inc.	9,553	182,367
NGK Spark Plug Co.	8,000	66,966
		249,333
Capital Markets 2.83%
Goldman Sachs Group, Inc.	3,400	268,566

Chemicals 0.83%
OM Group, Inc. (a)	4,000	78,920

Commercial Banks 10.00%
Banco Latinoamericano de Exportaciones S.A.	23,968	303,674
Credicorp Ltd.	3,968	173,402
Cullen Frost Bankers, Inc.	8,706	471,952
		949,028
Computers & Peripherals 3.47%
Lexmark International Inc. (a)	9,040	236,667
Palm Inc. (a)	38,709	92,515
		329,182
Electric Utilities 4.26%
Westar Energy, Inc.	19,953	403,649

Food Products 3.36%
Cal-Maine Foods, Inc.	3,500	88,235
Seaboard Corp.	256	230,656
		318,891
Health Care Equipment & Supplies 1.67%
Kinetic Concepts, Inc. (a)	7,342	158,881

Hotels, Restaurants & Leisure 1.57%
Carnival Corp.	7,000	147,000
CKE Restaurants, Inc.	280	2,016
		149,016

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Schedule of Investments (Continued)

November 30, 2008

	Shares	Value
Insurance 11.71%
Arch Capital Group Ltd. (a)	5,770	$391,148
Berkshire Hathaway Inc.—Class A (a)	3	312,000
Berkshire Hathaway Inc.—Class B (a)	26	90,974
Mercury General Corp.	6,966	316,884
		1,111,006
IT Services 1.05%
Perot Systems Corp. (a)	8,000	99,840

Machinery 3.83%
Baldwin Technology, Inc. (a)	24,000	44,400
FreightCar America Inc.	9,270	201,530
Oshkosh Truck Corp.	9,200	64,400
Twin Disc, Inc.	8,000	53,120
		363,450
Media 2.64%
Gannett Co, Inc.	8,000	69,680
Time Warner, Inc.	20,000	181,000
		250,680
Metals & Mining 4.31%
Commercial Metals Co.	15,880	190,242
Schnitzer Steel Industries Inc.	5,850	157,950
United States Steel Corp.	2,000	60,800
		408,992
Oil, Gas & Consumable Fuels 12.87%
Apache Corp.	4,100	316,930
Devon Energy Corp.	4,800	347,232
Overseas Shipholding Group Inc.	2,300	85,238
St. Mary Land & Exploration Co.	7,695	154,746
Tsakos Energy Navigation Ltd.	15,720	316,444
		1,220,590
Pharmaceuticals 17.29%
AstraZeneca PLC—ADR	12,200	460,306
King Pharmaceuticals, Inc. (a)	33,170	318,764
Merck & Co., Inc.	15,000	400,800
Pfizer, Inc.	28,000	460,040
		1,639,910
Semiconductor & Semiconductor Equipment 2.02%
Novellus Systems Inc. (a)	15,455	191,488

Software 2.88%
Microsoft Corp.	13,500	272,970

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Schedule of Investments (Continued)

November 30, 2008

	Shares	Value

Textiles, Apparel & Luxury Goods 2.93%
Columbia Sportswear Co.	8,805	$277,798
Total Common Stocks (Cost $13,382,270)		8,911,257

	Principal
	Amount
Short-Term Investments 3.78%
AIM Liquid Assets Portfolio
2.010% (b)	$358,328	358,328
Total Short-Term Investments (Cost $358,328)		358,328
Total Investments (Cost $13,740,598) 97.71%		9,269,585
Other Assets in Excess of Liabilities 2.29%		217,393
TOTAL NET ASSETS 100.00%		$9,486,978

Percentages are stated as a percent of net assets.

ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at November 30, 2008.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Statement of Assets and Liabilities

November 30, 2008

Assets
Investments, at value (cost $13,747,576)	$9,269,585
Dividends and interest receivable	24,513
Receivable for investments sold	181,018
Receivable from Adviser	2,551
Receivable for Fund Shares Sold	25,000
Other assets	18,963
Total Assets	9,521,630

Liabilities
Payable to Custodian	5,246
Payable to Affiliates	15,823
Accrued expenses and other liabilities	13,583
Total Liabilities	34,652
Net Assets	$9,486,978

Net Assets Consist Of:
Paid-in capital	$12,497,164
Undistributed net investment income	37,629
Accumulated net realized gain (loss)	1,423,198
Net unrealized depreciation on:
Investments and foreign currency translation	(4,471,013)
Net Assets	$9,486,978

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,455,906

Net asset value and offering price per share	$6.52

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Statement of Operations

For the Period Ended November 30, 2008(1)

Investment Income
Interest income	$29,974
Dividend income(2)	221,743
Total Investment Income	251,717

Expenses
Advisory fees	109,740
Administration fees	32,381
Transfer agent fees and expenses	27,839
Fund accounting fees	23,460
Audit and tax fees	22,651
Federal and state registration fees	21,427
Custody fees	7,701
Chief Compliance Officer fees and expenses	7,607
Reports to shareholders	6,009
Legal fees	4,597
Trustees’ fees and related expenses	2,120
Other expenses	1,667
Total Expenses	267,199
Less waivers and reimbursement by Adviser	(48,817)
Net Expenses	218,382

Net Investment Income	33,335

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(458,450)
Foreign currency translation	4,293
Change in net unrealized appreciation (depreciation) on:
Investments	(4,475,828)
Foreign currency translation	4,815
Net Realized and Unrealized Loss on Investments	(4,925,170)
Net Decrease in Net Assets from Operations	$(4,891,835)

(1)	The Fund commenced operations on December 31, 2007.
(2)	Net of $5,027 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Statements of Changes in Net Assets

Period Ended
November 30, 2008(1)
From Operations
Net investment income	$33,335
Net realized gain (loss) from:
Investments and foreign currency translation	(454,157)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	(4,471,013)
Net decrease in net assets from operations	(4,891,835)

From Capital Share Transactions
Proceeds from shares sold and transfer in-kind	15,025,233
Payments for shares redeemed	(646,420)
Net increase in net assets from capital share transactions	14,378,813
Total Increase in Net Assets	9,486,978

Net Assets
Beginning of period	—
End of period	$9,486,978

(1)	The Fund commenced operations on December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2008(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income	0.02
Net realized and unrealized gain (loss) on investments	(3.50)
Total from Investment Operations	(3.48)
Net Asset Value, End of Period	$6.52
Total Return(2)	(34.80)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$9,486
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)	2.43%
After waiver and expense reimbursement(3)	1.99%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(3)	(0.14)%
After waiver and expense reimbursement(3)	0.30%
Portfolio turnover rate(2)	22.49%

(1)	The Fund commenced operations on December 31, 2007.
(2)	Not annualized for periods less than a full year.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund
Notes to Financial Statements
November 30, 2008

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Dorfman Value Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on December 31, 2007.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund’s securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market

Dorfman Value Fund
Notes to Financial Statements (Continued)
November 30, 2008

value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund adopted SFAS No. 157 on December 31, 2007. Adoption of SFAS No. 157 has made no material impact on the Fund’s financial statements.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
Description	Total	identical assets	inputs	inputs
Assets:
Securities	$9,269,585	$9,269,585	$0	$0
Total	$9,269,585	$9,269,585	$0	$0

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Dorfman Value Fund
Notes to Financial Statements (Continued)
November 30, 2008

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Dorfman Value Fund
Notes to Financial Statements (Continued)
November 30, 2008

(h)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(i)	New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Federal Tax Matters

As of November 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$12,621,835
Gross tax unrealized appreciation	1,156,068
Gross tax unrealized depreciation	(4,501,340)
Net tax unrealized depreciation	$(3,345,272)
Undistributed ordinary income	37,629
Undistributed long-term capital gain	297,457
Total distributable earnings	$335,086
Other accumulated gains/losses	—
Total accumulated losses	$(3,010,186)

The difference between book basis and tax basis of investments is attributable mainly to securities transferred in kind.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income	$4,294
Accumulated Net Realized Gain	1,877,355
Paid-In Capital	(1,881,649)

Dorfman Value Fund
Notes to Financial Statements (Continued)
November 30, 2008

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At November 30, 2008, the fiscal tax year 2008 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, which became effective on December 31, 2007, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.99% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended November 30, 2008, expenses of $48,817 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expense subject to potential recovery expiring in:

2011	$48,817

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

Dorfman Value Fund
Notes to Financial Statements (Continued)
November 30, 2008

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2008(1)
Shares sold	1,547,627
Shares redeemed	(91,721)
Net increase	1,455,906

(1)	The Fund commenced operations on December 31, 2007.

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Fund for the period ended November 30, 2008, are listed below. The Fund did not have any purchases or sales of long-term U.S. Government securities.

Purchases and transfers in-kind	$16,317,531
Sales	$2,469,833

Dorfman Value Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of Dorfman Value Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dorfman Value Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, as of November 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from December 31, 2007 (commencement of operations) to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2008, and the results of its operations, the changes in its net assets, and financial highlights for the period from December 31, 2007 (commencement of operations) to November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
January 27, 2009

Dorfman Value Fund
Additional Information
(Unaudited)

Information about Trustees

The Business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-888-6-DORFMAN.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor of	24	Independent
615 E. Michigan St.		Term; Since	Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 53		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios)
Marquette University
(1996–2004)
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	24	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(2000– present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios)
(1990–1999).

Dorfman Value Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Interested Trustees and Officers
Joseph C. Neuberger*	Chairperson,	Indefinite	Executive Vice	24	Director/
615 E. Michigan St.	President	Term; Since	President, U.S.		Trustee,
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		Buffalo Funds
Age: 46	Trustee	2001	Services, LLC		(an open-end
			(1994–present)		investment
company with
nine portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)
John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President	Term; Since	and Compliance,
Milwaukee, WI 53202	and	January 11,	U.S. Bancorp Fund
Age: 51	Treasurer/	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).
Michael McVoy	Chief	Indefinite	Chief Compliance	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Officer, U.S.
Milwaukee, WI 53202	Officer	August,	Bancorp Fund
Age: 51		2008	Services, LLC
(2002–present).
Rachel A. Spearo	Secretary	Indefinite	Legal Compliance	N/A	N/A
615 E. Michigan St.		Term; Since	Administrator, U.S.
Milwaukee, WI 53202		November 15,	Bancorp Fund
Age: 29		2005	Services, LLC
(2004–present)

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

This Page Intentionally Left Blank.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Dorfman Value Fund has adopted proxy voting policies and procedures that delegate to Thunderstorm Mutual Funds, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Dorfman Value’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-6-DORFMAN. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-888-6-DORFMAN or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

DORFMAN VALUE FUND

Investment Adviser	Thunderstorm Mutual Funds, LLC
101 Federal Street, Suite 1900
Boston, MA 02110

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public
Accounting Firm	Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and
Fund Administrator	U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the registrant’s Form N-CSR filed on August 6, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with SEC rules.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2008
Audit Fees	$19,350
Audit-Related Fees	0
Tax Fees	3,300
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2008
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2008
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 6, 2008.

(b)
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date  2/4/09